                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F
                                13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [__]; Amendment Number: ______
This Amendment (Check only one.):  [__] is a restatement.
                                   [__] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Burgundy Asset Management Ltd
Address:  181 Bay Street, Suite 4510
          Bay Wellington Tower, Brookfield Place
          Toronto, Ontario M5J 2T3

Form 13F File Number: 28-11129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Franca DeBartolo
Title:  Vice President & CCO
Phone:  (416) 640-2678

Signature, Place, and Date of Signing:

  /s/ Franca DeBartolo      Toronto, Ontario Canada      February 11, 2010
------------------------    -----------------------      -----------------
      [Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number         Name
28-____________________      ____________________________________
[Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  108

Form 13F Information Table Value Total:  2,918,235
                                         ----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                                                                                              VOTING AUTHORITY
                                                                 SHRS OR                 INVESTMENT  OTHER   -------------------
NAME OF ISSUER         TITLE OF CLASS     CUSIP    VALUE (x1000) PRN AMT SH/PRN PUT/CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------        ---------------- ----------- ------------- ------- ------ -------- ---------- -------- ------- ------ ----
3M Co.                COM              88579Y 10 1 15800         191122    SH               SOLE             191122
Abbott Laboratories   COM              2824 10 0   29414         544798    SH               SOLE             544798
Activision Blizzard
  Inc.                COM              00507V 10 9 21761         1958655   SH               SOLE             1958655
Altria Group Inc.     COM              02209S 10 3 27581         1405053   SH               SOLE             1405053
AmerisourceBergen
  Corp.               COM              03073E 10 5 35593         1365272   SH               SOLE             1365272
Arbitron Inc.         COM              03875Q 10 8 14887         635668    SH               SOLE             635668
Ares Capital Corp.    COM              04010L 10 3 29685         2384298   SH               SOLE             2384298
Arthur J. Gallagher
  & Co.               COM              363576 10 9 7243          321763    SH               SOLE             321763
Automatic Data
  Processing Inc.     COM              53015 10 3  16178         377819    SH               SOLE             377819
Bank of Montreal      COM              63671 10 1  531           10000     SH               SOLE             10000
Bank of Nova
  Scotia              COM              64149 10 7  102949        2202588   SH               SOLE             2202588
Bare Escentuals Inc.  COM              67511 10 5  32526         2659499   SH               SOLE             2659499
Baxter International
  Inc.                COM              71813 10 9  28252         481464    SH               SOLE             481464
Becton, Dickinson
  and Co.             COM              75887 10 9  40453         512973    SH               SOLE             512973
Berkshire Hathaway
  Inc.                CL A             84670 10 8  27578         278       SH               SOLE             278
Berkshire Hathaway
  Inc.                CL B             84670 70 2  950           289       SH               SOLE             289
Brown & Brown
  Inc.                COM              115236 10 1 23337         1298656   SH               SOLE             1298656
Canadian National
  Railway Co.         COM              136375 10 2 32161         586571    SH               SOLE             586571
Canadian Natural
  Resources Ltd.      COM              136385 10 1 85121         1183055   SH               SOLE             1183055
Canadian Pacific
  Railway Ltd.        COM              13645T 10 0 97075         1797690   SH               SOLE             1797690
Cenovus Energy
  Inc.                COM              15135U 10 9 48814         1937054   SH               SOLE             1937054
Citigroup Inc.        COM              172967 10 1 331           100000    SH               SOLE             100000
Copart, Inc.          COM              217204 10 6 11640         317860    SH               SOLE             317860
Corporate Executive
  Board Co.           COM              21988R 10 2 19129         838258    SH               SOLE             838258
Corus Entertainment
  Inc.                COM CL B NON VTG 220874 10 1 101578        5403076   SH               SOLE             5403076
CoStar Group Inc.     COM              22160N 10 9 6182          148006    SH               SOLE             148006
DealerTrack
  Holdings Inc.       COM              242309 10 2 15086         802868    SH               SOLE             802868
Dentsply
  International Inc.  COM              249030 10 7 16550         470562    SH               SOLE             470562
Dollar Financial
  Corp.               COM              256664 10 3 24788         1047695   SH               SOLE             1047695
Double-Take
  Software Inc.       COM              258598 10 1 21387         2140794   SH               SOLE             2140794
Dun & Bradstreet
  Corp.               COM              26483E 10 4 2004          23749     SH               SOLE             23749
Eaton Vance Credit
  Opportunities
  Fund                COM              278271 10 1 111           11900     SH               SOLE             11900
Eaton Vance
  Floating-Rate
  Income Trust        COM              278279 10 4 2830          199851    SH               SOLE             199851
EchoStar Corp.        CL A             278768 10 6 26976         1339425   SH               SOLE             1339425
Emerson Electric
  Co.                 COM              291011 10 4 18743         439986    SH               SOLE             439986
Enbridge Inc.         COM              29250N 10 5 262           5660      SH               SOLE             5660
EnCana Corp.          COM              292505 10 4 62544         1930954   SH               SOLE             1930954
Equifax Inc.          COM              294429 10 5 69055         2235499   SH               SOLE             2235499
Expedia Inc.          COM              30212P 10 5 40917         1591493   SH               SOLE             1591493
Exxon Mobil Corp.     COM              30231G 10 2 34078         499745    SH               SOLE             499745
Fairfax Financial
  Holdings Ltd.       SUB VTG          303901 10 2 3019          7700      SH               SOLE             7700
FirstService Corp.    SUB VTG          33761N 10 9 31633         1629663   SH               SOLE             1629663
General Electric Co.  COM              369604 10 3 757           50000     SH               SOLE             50000
Gladstone
  Investment Corp.    COM              376546 10 7 8554          1875925   SH               SOLE             1875925
Graco Inc.            COM              384109 10 4 15144         530084    SH               SOLE             530084
H&R Block Inc.        COM              93671 10 5  44213         1954598   SH               SOLE             1954598
HCC Insurance
  Holdings Inc.       COM              404132 10 2 21379         764353    SH               SOLE             764353
Hilltop Holdings
  Inc.                COM              432748 10 1 12928         1110627   SH               SOLE             1110627
IAC/
  InterActiveCorp     COM              44919P 50 8 23112         1128512   SH               SOLE             1128512
Infogroup Inc.        COM              45670G 10 8 10955         1366004   SH               SOLE             1366004
Interactive Data
  Corp.               COM              45840J 10 7 34213         1352291   SH               SOLE             1352291
iShares iBoxx High
  Yield Corporate
  Bond Fund           COM              464288 51 3 2506          28526     SH               SOLE             28526
IVCI CORP             CL B             450704 10 1 0             10000     SH               SOLE             10000
Johnson & Johnson
  Inc.                COM              478160 10 4 53068         823915    SH               SOLE             823915
Kayne Anderson
  Energy
  Development Co.     COM              48660Q 10 2 11644         800266    SH               SOLE             800266
Kraft Foods Inc.      COM              50075N 10 4 408           15000     SH               SOLE             15000
Laboratory
  Corporation of
  America
  Holdings            COM              50540R 40 9 4102          54814     SH               SOLE             54814
Lender Processing
  Services Inc.       COM              52602E 10 2 33966         835360    SH               SOLE             835360
Lockheed Martin
  Corp.               COM              539830 10 9 24585         326276    SH               SOLE             326276
Lorillard Inc.        COM              544147 10 1 60057         748562    SH               SOLE             748562
M&T Bank Corp.        COM              55261F 10 4 247           3,691     SH               SOLE             3691
MarketAxess
  Holdings Inc.       COM              57060D 10 8 35055         2521958   SH               SOLE             2521958
McCormick & Co.,
  Inc.                COM              579780 20 6 14144         391478    SH               SOLE             391478
McDonald's Corp.      COM              580135 10 1 28577         457668    SH               SOLE             457668
McGraw-Hill
  Companies, Inc.     COM              580645 10 9 263           7,834     SH               SOLE             7834
Merck & Co., Inc.     COM              58933Y 10 5 1492          40827     SH               SOLE             40827
Microsoft Corp.       COM              594918 10 4 60258         1976308   SH               SOLE             1976308
Monsanto Co.          COM              61166W 10 1 13433         164319    SH               SOLE             164319
Moody's Corp.         COM              615369 10 5 3327          124150    SH               SOLE             124150
Move Inc.             COM              62458M 10 8 9077          5467921   SH               SOLE             5467921
MSCI Inc.             COM              55354G 10 0 9808          308442    SH               SOLE             308442
NGP Capital
  Resources Co.       COM              62912R 10 7 7631          938583    SH               SOLE             938583
Nike Inc.             CL B             654106 10 3 19191         290460    SH               SOLE             290460
Nutraceutical
  International
  Corp.               COM              67060Y 10 1 8737          706335    SH               SOLE             706335
Omnicom Group
  Inc.                COM              681919 10 6 48462         1237855   SH               SOLE             1237855
OptiSolar Inc.
  Junior Preferred
  A-7 Stock
  Purchase
  Agreement           COM              996254 37 1 99            36000     SH               SOLE             36000
Oracle Corp.          COM              68389X 10 5 49418         2013763   SH               SOLE             2013763
Patterson-UTI
  Energy Inc.         COM              703481 10 1 2594          168981    SH               SOLE             168981
Penn Millers
  Holdings Corp.      COM              707561 10 6 218           19857     SH               SOLE             19857
PepsiCo Inc.          COM              713448 10 8 39605         651391    SH               SOLE             651391
Pfizer Inc.           COM              717081 10 3 424           23329     SH               SOLE             23329
Pharmaceutical
  Product
  Development,
  Inc.                COM              717124 10 1 8727          372307    SH               SOLE             372307
Philip Morris
  International Inc.  COM              718172 10 9 27346         567454    SH               SOLE             567454
Prestige Brands
  Holdings Inc.       COM              74112D 10 1 6821          867771    SH               SOLE             867771
Procter & Gamble
  Co.                 COM              742718 10 9 32177         530712    SH               SOLE             530712
Psychemedics Corp.    COM              744375 20 5 142           19335     SH               SOLE             19335
Raymond James
  Financial, Inc.     COM              754730 10 9 8981          377833    SH               SOLE             377833
Riskmetrics Group
  Inc.                COM              767735 10 3 17267         1085268   SH               SOLE             1085268
Ritchie Bros.
  Auctioneers Inc.    COM              767744 10 5 15331         683521    SH               SOLE             683521
Rogers
  Communications
  Inc.                CL B             775109 20 0 55639         1794813   SH               SOLE             1794813
Royal Bank of
  Canada              COM              780087 10 2 2196          41000     SH               SOLE             41000
Solera Holdings Inc.  COM              83421A 10 4 14660         407113    SH               SOLE             407113
SPDR Barclays
  Capital High
  Yield Bond ETF      COM              78464A 41 7 2524          65025     SH               SOLE             65025
Sun Life Financial
  Inc.                COM              866796 10 5 101183        3523094   SH               SOLE             3523094
Suncor Energy Inc.    COM              867224 10 7 103635        2935010   SH               SOLE             2935010
TFS Financial Corp.   COM              87240R 10 7 26550         2186945   SH               SOLE             2186945
Thomson Reuters
  Corp.               COM              884903 10 5 154198        4781331   SH               SOLE             4781331
Tim Hortons Inc.      COM              88706M 10 3 128086        4169059   SH               SOLE             4169059
Toronto-Dominion
  Bank                COM              891160 50 9 124831        1990288   SH               SOLE             1990288
Ultra Petroleum
  Corp.               COM              903914 10 9 31586         633503    SH               SOLE             633503
United
  Technologies
  Corp.               COM              913017 10 9 29942         431377    SH               SOLE             431377
US Gold Corp.         COM              912023 20 7 25            10000     SH               SOLE             10000
Viacom Inc.           CL A             92553P 10 2 340           10782     SH               SOLE             10782
Wal-Mart Stores
  Inc.                COM              931142 10 3 588           11000     SH               SOLE             11000
Walt Disney Co.       COM              254687 10 6 16878         523348    SH               SOLE             523348
Washington Post
  Co.                 CL B             939640 10 8 24234         55128     SH               SOLE             55128
Wesco Financial
  Corp.               COM              950817 10 6 2554          7446      SH               SOLE             7446
Western Union Co.     COM              959802 10 9 41417         2197193   SH               SOLE             2197193

                                       TOTAL       2918235                                           COUNT   108